Share-Based Compensation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit for the tax deductions from option exercises	$ 800,000	$ 700,000	$ 800,000
Performance achievement rate	120.00%
Share-based compensation expense	$ 40,113,000	34,442,000	28,288,000
Supervisory Board Members
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0
Forfeitures of Share-Base Compensation | 2016 Restructuring
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	(700,000)	(2,000,000)
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 5,000,000	$ 3,300,000	$ 3,200,000
Options excercisable (in shares)	898,000	1,100,000	1,400,000
Weighted average exercise price of exercisable options (in USD per share)	$ 20.04	$ 19.54	$ 19.84
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-vesting forfeitures percentage	6.60%
Unrecognized share-based compensation expense related to employee stock option awards	$ 95,200,000
Unrecognized share-based compensation expense recognized weighted average period, years	2 years 4 months 24 days
Weighted-average grant date fair value of restricted stock units granted (in USD per share)	$ 35.37	$ 31.12	$ 23.81
Total fair value of restricted stock units	$ 54,300,000	$ 69,200,000	$ 27,400,000
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum vesting period	5 years
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum vesting period	10 years
The 2005 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved and available for issuance under the plan (in shares)	0
The 2005 and 2014 Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved and available for issuance under the plan (in shares)	19,900,000